Restructuring and Other Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Other Charges

Restructuring and other charges for each year in the three-year period ended December 31, 2015 were comprised of the following:

	Note	2015	2014	2013
Asset impairments		$311	$328	$100
Layoff costs		199	157	152
Legal matters in Italy	N	201	—	—
Net loss on divestitures of businesses	F	25	214	—
Resolution of a legal matter	N	—	—	391
Other*		254	181	73
Reversals of previously recorded layoff and other exit costs		(7)	(17)	(4)

Total restructuring and other charges		$983	$863	$712

*	Includes $32, $23, and $14 in 2015, 2014, and 2013, respectively, related to the allocation of restructuring charges to Alcoa Corporation based on segment revenue.

Schedule of Restructuring and Other Charges by Reportable Segments, Pretax

Alcoa Corporation does not include Restructuring and other charges in the results of its reportable segments. The pretax impact of allocating such charges to segment results would have been as follows:

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Bauxite	$—	$7	$—	$9
Alumina	(1)	30	1	43
Aluminum	20	1	88	148
Cast Products	—	—	—	—
Energy	(3)	11	19	63
Rolled Products	—	—	—	—

Segment total	16	49	108	263
Corporate	1	5	1	34

Total restructuring and other charges	$17	$54	$109	$297

Alcoa Corporation does not include Restructuring and other charges in the results of its reportable segments. The impact of allocating such charges to segment results would have been as follows:

	2015	2014	2013
Bauxite	$16	$—	$—
Alumina	212	283	10
Aluminum	610	559	296
Cast Products	2	(2)	—
Energy	84	—	—
Rolled Products	9	—	—

Segment total	933	840	306

Corporate	50	23	406

Total restructuring and other charges	$983	$863	$712

Activity and Reserve Balances for Restructuring Charges

Activity and reserve balances for restructuring charges were as follows:

	Layoff costs	Other exit costs	Total
Reserve balances at December 31, 2014	$50	$13	$63

2015:
Cash payments	(65)	(1)	(66)
Restructuring charges	199	423	622
Other*	(47)	(420)	(467)

Reserve balances at December 31, 2015	137	15	152

2016:
Cash payments	(64)	(22)	(86)
Restructuring charges	27	42	69
Other*	(52)	2	(50)

Reserve balances at September 30, 2016	$48	$37	$85

*	Other includes reversals of previously recorded restructuring charges and the effects of foreign currency translation. In the 2016 nine-month period, Other for layoff costs also included a reclassification of $14 in pension benefit costs, as this obligation was included in Alcoa Corporation’s separate liability for pension benefits obligations (see Note L). Additionally in the 2016 nine-month period, Other for other exit costs also included a reclassification of $7 in asset retirement obligations, as this liability was included in Alcoa Corporation’s separate reserve for asset retirement obligations. In 2015, Other for layoff costs also included a reclassification of $35 in pension and other postretirement benefits costs, as these obligations were included in Alcoa Corporation’s separate liability for pension and other postretirement benefits obligations. Additionally in 2015, Other for other exit costs also included a reclassification of the following restructuring charges: $76 in asset retirement and $86 in environmental obligations, as these liabilities were included in Alcoa Corporation’s separate reserves for asset retirement obligations and environmental remediation.

Activity and reserve balances for restructuring charges were as follows:

	Layoff costs	Other exit costs	Total
Reserve balances at December 31, 2012	$40	$15	$55

2013:
Cash payments	(41)	(1)	(42)
Restructuring charges	152	58	210
Other*	(93)	(58)	(151)

Reserve balances at December 31, 2013	58	14	72

2014:
Cash payments	(120)	(7)	(127)
Restructuring charges	138	158	296
Other*	(26)	(152)	(178)

Reserve balances at December 31, 2014	50	13	63

2015:
Cash payments	(65)	(1)	(66)
Restructuring charges	199	423	622
Other*	(47)	(420)	(467)

Reserve balances at December 31, 2015	$137	$15	$152

*	Other includes reversals of previously recorded restructuring charges and the effects of foreign currency translation. In 2015, 2014, and 2013, Other for layoff costs also included a reclassification of $35, $24, and $83, respectively, in pension and/or other postretirement benefits costs, as these obligations were included in Alcoa Corporation’s separate liability for pension and other postretirement benefits obligations (see Note W). Additionally in 2015, 2014, and 2013, Other for other exit costs also included a reclassification of the following restructuring charges: $76, $87, and $58, respectively, in asset retirement and $86, $28, and $12, respectively, in environmental obligations, as these liabilities were included in Alcoa Corporation’s separate reserves for asset retirement obligations (see Note C) and environmental remediation (see Note N).